CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Debt Instrument [Line Items]
Additions	$ 55,000	$ 113,500
Convertible Debt, Current		14,255
Quick Capital LLC [Member]
Debt Instrument [Line Items]
Date	Oct. 21, 2022
Maturity Date	Mar. 21, 2023
Interest	12.00%
Convertible Debt	$ 93,818
Additions
Conversions/ Repayments	(93,818)
Convertible Debt		93,818
1800 Diagonal Lending LLC [Member]
Debt Instrument [Line Items]
Date	Sep. 07, 2022
Maturity Date	Sep. 07, 2023
Interest	12.00%
Convertible Debt	$ 44,250
Additions
Conversions/ Repayments	(44,250)
Convertible Debt		44,250
Quick Capitall LLC [Member]
Debt Instrument [Line Items]
Date	Dec. 08, 2022
Maturity Date	Dec. 08, 2023
Interest	12.00%
Convertible Debt
Additions	56,350
Conversions/ Repayments	(56,350)
Convertible Debt
1800 Diagonall Lending LLC [Member]
Debt Instrument [Line Items]
Date	Feb. 03, 2023
Maturity Date	Feb. 03, 2024
Interest		12.00%
Convertible Debt
Additions	25,556
Conversions/ Repayments	(25,556)
Convertible Debt
Convertible Debt 2023 [Member]
Debt Instrument [Line Items]
Convertible Debt	138,068
Additions	81,906
Conversions/ Repayments	(219,974)
Convertible Debt		138,068
Less Debt Discount		(123,813)
Convertible Debt, Current		$ 14,255